Other current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Miscellaneous current liabilities [line items]
Payroll-related liabilities	€ 11,836	€ 11,152		€ 10,281
Non-income tax payables	2,058	3,018		2,262
Accrued charges	1,170	995		1,080
Advances received	276	404		715
RapidFit+ amounts payable to former shareholders	0	875		875
Derivatives	118	140		478
Cash settled share-based payment plan	147	1,223		0
Other current liabilities	367	888		1,995
Total	€ 15,972	€ 18,695	[1]	€ 17,686

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.